Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions
Revenues	$ (618,344)	$ (525,229)	$ (466,059)
General and administrative expenses	41,993	39,850	38,642
Net pool allocation	(17,818)	(7,254)	4,674
Egypt LNG Shipping Ltd / Associate | Vessel management services
Transactions
Revenues	(703)	(752)	(211)
Nea Dimitra Property | Office rent and utilities
Transactions
General and administrative expenses	934	842	754
Nea Dimitra Property | Other office services
Transactions
General and administrative expenses		1	3
Seres S.A. | Catering services
Transactions
General and administrative expenses	372	281	181
Seres S.A. | Consultancy services
Transactions
General and administrative expenses	56	68	55
Chartwell Management Inc. | Travel expenses
Transactions
General and administrative expenses		111	323
Ceres Monaco S.A.M. | Professional services
Transactions
General and administrative expenses	144	159
A.S. Papadimitriou and Partners Law Firm
Transactions
General and administrative expenses	4	15
A.S. Papadimitriou and Partners Law Firm | Professional services
Transactions
General and administrative expenses	4	15	73
The Cool Pool Limited / Joint venture
Transactions
Net pool allocation	(17,818)	(7,254)
The Cool Pool Limited / Joint venture | Adjustment for net pool allocation
Transactions
Net pool allocation	(17,818)	$ (7,254)	$ 4,674
Ceres Shipping Ltd | Travel expenses
Transactions
General and administrative expenses	$ 38